Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 26, 2012
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Central Index Key	dei_EntityCentralIndexKey	0001104631
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 26, 2012
Prospectus Date	rr_ProspectusDate	Apr 27, 2011

PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prudential Jennison Select Growth Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated April 27, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:

The table titled "Annual Fund Operating Expenses" appearing in the section titled "Fund Fees and Expenses" is deleted and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.90%	.90%	.90%	.90%	.90%	.90%	.90%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.56	.56	.56	.56	.56	.56	.56
= Total annual Fund operating expenses	1.76	2.46	2.46	1.96	2.46	2.46	1.46
– Fee waiver or expense reimbursement	(.52)	(.47)	(.47)	(.47)	(.47)	(.47)	(.47)
= Net annual Fund operating expenses	1.24	1.99	1.99	1.49	1.99	1.99	0.99

The "Example" table appearing in the section titled "Fund Fees and Expenses" and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,026	$1,406	$2,468	$669	$1,026	$1,406	$2,468
Class B	$702	$1,022	$1,368	$2,506	$202	$722	$1,268	$2,506
Class C	$302	$722	$1,268	$2,761	$202	$722	$1,268	$2,761
Class L	$718	$1,112	$1,531	$2,693	$718	$1,112	$1,531	$2,693
Class M	$802	$1,122	$1,468	$2,587	$202	$722	$1,268	$2,587
Class X	$802	$1,122	$1,568	$2,761	$202	$722	$1,268	$2,761
Class Z	$101	$416	$753	$1,706	$101	$416	$753	$1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

PRUDENTIAL JENNISON SELECT GROWTH FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON SELECT GROWTH FUND	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
= Total annual Fund operating expenses	1.76%	2.46%	2.46%	1.96%	2.46%	2.46%	1.46%
- Fee waiver or expense reimbursement	(0.52%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)
= Net annual Fund operating expenses	1.24%	1.99%	1.99%	1.49%	1.99%	1.99%	0.99%

If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,026	1,406	2,468
Class B	702	1,022	1,368	2,506
Class C	302	722	1,268	2,761
Class L	718	1,112	1,531	2,693
Class M	802	1,122	1,468	2,587
Class X	802	1,122	1,568	2,761
Class Z	101	416	753	1,706

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,026	1,406	2,468
Class B	202	722	1,268	2,506
Class C	202	722	1,268	2,761
Class L	718	1,112	1,531	2,693
Class M	202	722	1,268	2,587
Class X	202	722	1,268	2,761
Class Z	101	416	753	1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr 27, 2011
Supplement [Text Block]	cik0001104631_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prudential Jennison Select Growth Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated April 27, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:

The table titled "Annual Fund Operating Expenses" appearing in the section titled "Fund Fees and Expenses" is deleted and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.90%	.90%	.90%	.90%	.90%	.90%	.90%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.56	.56	.56	.56	.56	.56	.56
= Total annual Fund operating expenses	1.76	2.46	2.46	1.96	2.46	2.46	1.46
– Fee waiver or expense reimbursement	(.52)	(.47)	(.47)	(.47)	(.47)	(.47)	(.47)
= Net annual Fund operating expenses	1.24	1.99	1.99	1.49	1.99	1.99	0.99

The "Example" table appearing in the section titled "Fund Fees and Expenses" and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,026	$1,406	$2,468	$669	$1,026	$1,406	$2,468
Class B	$702	$1,022	$1,368	$2,506	$202	$722	$1,268	$2,506
Class C	$302	$722	$1,268	$2,761	$202	$722	$1,268	$2,761
Class L	$718	$1,112	$1,531	$2,693	$718	$1,112	$1,531	$2,693
Class M	$802	$1,122	$1,468	$2,587	$202	$722	$1,268	$2,587
Class X	$802	$1,122	$1,568	$2,761	$202	$722	$1,268	$2,761
Class Z	$101	$416	$753	$1,706	$101	$416	$753	$1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

PRUDENTIAL JENNISON SELECT GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	1,026
5 Years	rr_ExpenseExampleYear05	1,406
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	669
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,026
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,368
10 Years	rr_ExpenseExampleYear10	2,506
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	722
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,268
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,506
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	722
5 Years	rr_ExpenseExampleYear05	1,268
10 Years	rr_ExpenseExampleYear10	2,761
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	722
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,268
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,761
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class L
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.96%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	718
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,531
10 Years	rr_ExpenseExampleYear10	2,693
1 Year	rr_ExpenseExampleNoRedemptionYear01	718
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,531
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,693
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	802
3 Years	rr_ExpenseExampleYear03	1,122
5 Years	rr_ExpenseExampleYear05	1,468
10 Years	rr_ExpenseExampleYear10	2,587
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	722
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,268
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,587
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class X
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	802
3 Years	rr_ExpenseExampleYear03	1,122
5 Years	rr_ExpenseExampleYear05	1,568
10 Years	rr_ExpenseExampleYear10	2,761
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	722
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,268
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,761
PRUDENTIAL JENNISON SELECT GROWTH FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.90%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	753
10 Years	rr_ExpenseExampleYear10	1,706
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	416
5 Years	rr_ExpenseExampleNoRedemptionYear05	753
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,706
PRUDENTIAL JENNISON SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001104631_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prudential Jennison Select Growth Fund

Supplement dated January 26, 2012 to the Prospectus and Summary Prospectus dated April 27, 2011

The Prospectus and Summary Prospectus of Fund are hereby amended as set forth below:

The table titled "Annual Fund Operating Expenses" appearing in the section titled "Fund Fees and Expenses" is deleted and the following new table is substituted:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	.90%	.90%	.90%	.90%	.90%	.90%	.90%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	.50	1.00	1.00	None
+ Other expenses	.56	.56	.56	.56	.56	.56	.56
= Total annual Fund operating expenses	1.76	2.46	2.46	1.96	2.46	2.46	1.46
– Fee waiver or expense reimbursement	(.52)	(.47)	(.47)	(.47)	(.47)	(.47)	(.47)
= Net annual Fund operating expenses	1.24	1.99	1.99	1.49	1.99	1.99	0.99

The "Example" table appearing in the section titled "Fund Fees and Expenses" and the footnote appearing underneath the table are deleted and the following new table and new footnotes are substituted:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$669	$1,026	$1,406	$2,468	$669	$1,026	$1,406	$2,468
Class B	$702	$1,022	$1,368	$2,506	$202	$722	$1,268	$2,506
Class C	$302	$722	$1,268	$2,761	$202	$722	$1,268	$2,761
Class L	$718	$1,112	$1,531	$2,693	$718	$1,112	$1,531	$2,693
Class M	$802	$1,122	$1,468	$2,587	$202	$722	$1,268	$2,587
Class X	$802	$1,122	$1,568	$2,761	$202	$722	$1,268	$2,761
Class Z	$101	$416	$753	$1,706	$101	$416	$753	$1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 27, 2011